UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-CSRS

_______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

_______________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: April 30, 2015

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

KraneShares Trust

KraneShares Bosera MSCI China A Share ETF

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

KraneShares CSI China Internet ETF

Semi-Annual Report

September 30, 2014

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 98.1% ‡
CHINA — 98.1%
Consumer Discretionary — 11.7%
Anhui Jianghuai Automobile, Cl A	3,100	$6,418
Anhui Zhongding Sealing Parts, Cl A	1,800	3,973
Beijing Gehua CATV Network, Cl A	2,071	4,962
Beijing Wangfujing Department Store Group, Cl A	800	2,457
Beiqi Foton Motor, Cl A	4,592	4,301
BesTV New Media, Cl A(A)(B)	1,582	8,088
Byd, Cl A	1,386	11,023
Chengdu B-Ray Media, Cl A	2,631	5,588
China CYTS Tours Holding, Cl A	1,800	4,820
China International Travel Service, Cl A	866	5,342
China South Publishing & Media Group, Cl A	1,594	4,019
Chongqing Changan Automobile, Cl A	6,193	13,819
Chongqing Department Store, Cl A	400	1,461
Chongqing Zongshen Power Machinery, Cl A	2,267	2,862
CITIC Guoan Information Industry, Cl A	3,387	4,899
Dashang Group, Cl A	900	4,458
Elec-Tech International, Cl A*(A)(B)	2,765	3,670
FAW CAR, Cl A	2,990	5,406
Fujian Septwolves Industry, Cl A	1,476	2,604
Fuyao Glass Industry Group, Cl A	4,787	8,202
GoerTek, Cl A	2,468	11,075
Great Wall Motor, Cl A	1,500	7,430
Gree Electric Appliances, Cl A	8,314	37,551
Guangdong Advertising, Cl A	1,400	5,733
Guangdong Alpha Animation and Culture, Cl A	654	3,751

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Guangdong Yihua Timber Industry, Cl A(A)(B)	3,993	$3,336
Haining China Leather Market, Cl A	1,193	2,845
Hisense Electric, Cl A	2,853	5,400
Huawen Media Investment Group, Cl A	3,700	7,636
Huayu Automotive Systems, Cl A	3,770	7,897
Hunan TV & Broadcast Intermediary, Cl A	2,600	7,178
Jiangling Motors, Cl A	553	2,625
Jiangsu Phoenix Publishing & Media, Cl A(A)(B)	2,260	3,942
Jishi Media, Cl A	2,185	4,659
Liaoning Cheng Da, Cl A*	4,176	11,033
Luthai Textile, Cl A	1,597	2,521
Midea Group, Cl A	6,191	20,057
NavInfo, Cl A	1,600	6,505
Pang Da Automobile Trade, Cl A*	2,359	2,332
Qingdao Haier, Cl A	5,567	14,327
SAIC Motor, Cl A	8,133	23,950
Shanghai Oriental Pearl Group, Cl A(A)(B)	4,527	8,258
Shanghai Yuyuan Tourist Mart, Cl A	3,363	5,056
Shenzhen Grandland Decoration Group, Cl A(A)(B)	700	1,895
Shenzhen MTC, Cl A*	2,107	2,890
Shenzhen Overseas Chinese Town, Cl A	10,732	9,527
Sichuan Changhong Electric, Cl A(A)(B)	12,700	8,957
Sichuan Chengfei Integration Technology, Cl A	600	5,517
Suning Commerce Group, Cl A	13,515	18,843
TCL, Cl A	27,661	12,164
Wanxiang Qianchao, Cl A	3,542	7,661
Weifu High-Technology Group, Cl A	1,957	8,316
Yintai Resources, Cl A	1,368	2,974
Youngor Group, Cl A	4,900	6,608
Zhejiang Yasha Decoration, Cl A	1,263	4,450
		403,271
Consumer Staples — 6.7%
Beijing Dabeinong Technology Group, Cl A	2,667	5,990
Beijing Shunxin Agriculture, Cl A	800	2,243
Beijing Yanjing Brewery, Cl A	4,587	5,081
Beingmate Baby & Child Food, Cl A	1,971	5,390
Bright Dairy & Food, Cl A	1,957	5,221
Chongqing Brewery, Cl A	687	1,817
Chuying Agro-pastora Group, Cl A(A)(B)	1,400	2,486
Fujian Sunner Development, Cl A	1,300	3,108
Gansu Yasheng Industrial Group Cl A	5,395	7,408
Guangdong Haid Group, Cl A	1,242	2,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hebei Chengde Lolo, Cl A	980	$3,508
Henan Shuanghui Investment & Development, Cl A	2,354	12,868
Inner Mongolia Yili Industrial Group, Cl A	9,020	38,052
Jiangsu Yanghe Brewery Joint-Stock, Cl A	767	7,887
Jointown Pharmaceutical Group, Cl A	1,159	3,200
Kweichow Moutai, Cl A	1,519	40,113
Luzhou Laojiao, Cl A	2,589	7,502
MeiHua Holdings Group, Cl A(A)(B)	2,798	2,529
New Hope Liuhe, Cl A	1,852	4,314
Shandong Denghai Seeds, Cl A	500	2,876
Shanghai Friendship Group, Cl A	2,777	5,952
Shanghai Jahwa United, Cl A	1,652	9,660
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,000	2,705
Shenzhen Agricultural Products, Cl A	3,100	6,438
Tsingtao Brewery, Cl A	988	6,295
V V Food & Beverage, Cl A	2,772	2,474
Wuliangye Yibin, Cl A	6,268	18,857
Yantai Changyu Pioneer Wine, Cl A	400	2,011
Yonghui Superstores, Cl A	5,372	6,886
Yuan Longping High-tech Agriculture, Cl A	2,152	5,282
Zhangzidao Group, Cl A	884	2,350
		232,771
Energy — 3.9%
China Coal Energy, Cl A	5,000	3,820
China Merchants Energy Shipping, Cl A	5,199	2,837
China Oilfield Services, Cl A	2,200	6,977
China Petroleum & Chemical, Cl A	16,673	14,393
China Shenhua Energy, Cl A	6,631	16,806
Datong Coal Industry, Cl A	2,477	2,969
Guanghui Energy, Cl A*	10,500	15,067
Guizhou Panjiang Refined Coal, Cl A	1,470	1,985
Henan Shenhuo Coal & Power, Cl A	3,777	2,885
Jizhong Energy Resources, Cl A	2,465	2,831
Offshore Oil Engineering, Cl A	6,482	8,605
PetroChina, Cl A	11,903	15,103
Pingdingshan Tianan Coal Mining, Cl A	3,854	3,063
SDIC Xinji Energy, Cl A	3,264	2,398
Shanxi Lanhua Sci-Tech Venture, Cl A	2,262	3,264
Shanxi Lu’an Environmental Energy Development, Cl A	2,961	4,466
Shanxi Xishan Coal & Electricity Power, Cl A	5,205	5,570
Wintime Energy, Cl A	5,827	4,632
Wuhan Kaidi Electric Power, Cl A(A)(B)	2,177	2,659

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Yang Quan Coal Industry Group, Cl A	3,996	$4,660
Yantai Jereh Oilfield Services Group, Cl A	1,450	9,206
		134,196
Financials — 31.2%
Agricultural Bank of China, Cl A	86,167	34,947
Avic Capital, Cl A*(A)(B)	2,652	8,134
Bank of Beijing, Cl A	19,360	25,321
Bank of China, Cl A	21,537	9,471
Bank of Communications, Cl A	64,749	45,244
Bank of Nanjing, Cl A	5,979	8,765
Bank of Ningbo, Cl A	4,197	7,027
Beijing Capital Development, Cl A	3,685	3,307
Beijing Huaye Realestate, Cl A*	3,077	3,609
Beijing North Star, Cl A	4,888	2,373
Beijing Urban Construction Investment & Development, Cl A	1,996	3,381
Bohai Leasing, Cl A	1,575	2,637
Changjiang Securities, Cl A	9,590	10,669
China CITIC Bank, Cl A	9,365	6,925
China Construction Bank, Cl A	33,400	22,142
China Enterprise, Cl A	4,413	4,032
China Everbright Bank, Cl A	51,100	23,055
China Fortune Land Development, Cl A	1,667	6,850
China Life Insurance, Cl A	5,278	13,368
China Merchants Bank, Cl A	49,100	83,093
China Merchants Property Development, Cl A	3,821	7,649
China Merchants Securities, Cl A*	5,339	10,114
China Minsheng Banking, Cl A	74,500	75,720
China Pacific Insurance Group, Cl A	9,233	29,190
China Vanke, Cl A	30,186	45,135
CITIC Securities, Cl A	26,965	58,502
COFCO Property Group, Cl A	3,265	2,893
Everbright Securities, Cl A	3,792	5,929
Financial Street Holdings, Cl A	8,264	8,669
Founder Securities, Cl A*	8,885	8,886
Gemdale, Cl A	13,900	18,769
Geo-Jade Petroleum, Cl A	1,977	3,726
GF Securities, Cl A	6,493	11,580
Guoyuan Securities, Cl A	2,928	6,538
Haitong Securities, Cl A	20,800	34,963
Hangzhou Binjiang Real Estate Group, Cl A	1,460	1,681
Huatai Securities, Cl A	8,161	12,123
Huaxia Bank, Cl A	11,389	15,749

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial & Commercial Bank of China, Cl A	58,221	$33,475
Industrial Bank, Cl A	34,941	58,164
Industrial Securities, Cl A	10,436	10,896
New China Life Insurance, Cl A	1,481	5,905
Northeast Securities, Cl A	3,171	4,979
Oceanwide Holdings, Cl A	4,202	3,963
Pacific Securities, Cl A	4,698	7,522
Ping An Bank, Cl A	16,652	27,502
Ping An Insurance Group of China, Cl A	13,200	88,882
Poly Real Estate Group, Cl A	21,617	19,541
RiseSun Real Estate Development, Cl A	2,371	4,109
Sealand Securities, Cl A	2,068	3,385
Shaanxi International Trust, Cl A	1,600	2,166
Shanghai AJ, Cl A	2,552	4,793
Shanghai Chengtou Holding, Cl A	4,875	5,781
Shanghai Industrial Development, Cl A	1,365	1,914
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	1,200	3,532
Shanghai Pudong Development Bank, Cl A	37,646	59,785
Shanghai Shimao, Cl A	1,100	1,806
Shanghai Zhangjiang High-Tech Park Development, Cl A	2,788	3,746
Shanxi Securities, Cl A	2,820	3,794
Shenzhen Zhenye Group, Cl A	2,496	2,382
Sinolink Securities, Cl A	2,096	7,975
SooChow Securities, Cl A	3,500	5,872
Southwest Securities, Cl A(A)(B)	3,100	5,160
Suning Universal, Cl A	2,575	2,282
Sunshine City Group, Cl A	2,067	4,242
Western Securities, Cl A	1,052	2,493
Xinhu Zhongbao, Cl A	6,869	4,688
Zhejiang China Commodities City Group, Cl A	3,967	4,316
Zhongtian Urban Development Group, Cl A	2,385	2,983
		1,080,199
Health Care — 8.1%
Beijing SL Pharmaceutical, Cl A	892	6,160
Beijing Tiantan Biological Products, Cl A*	900	3,514
Beijing Tongrentang, Cl A	2,195	6,771
Changchun High & New Technology Industries, Cl A	355	5,914
China National Accord Medicines, Cl A	382	3,217
China National Medicines, Cl A	1,000	4,390
China Resources Double Crane Pharmaceutical, Cl A	1,000	3,096
China Resources Sanjiu Medical & Pharmaceutical, Cl A	1,391	4,982
Guangxi Wuzhou Zhongheng Group, Cl A	3,200	7,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,800	$8,168
Guizhou Yibai Pharmaceutical, Cl A	900	5,497
Harbin Gloria Pharmaceuticals, Cl A	750	2,901
Harbin Pharmaceutical Group, Cl A	3,165	4,366
Hengkang Medical Group, Cl A	999	3,813
Huadong Medicine, Cl A	693	6,761
Hualan Biological Engineering, Cl A	1,100	5,205
Huapont-Nutrichem, Cl A*	1,128	3,559
Humanwell Healthcare Group, Cl A	1,500	6,748
Jiangsu Hengrui Medicine, Cl A	2,491	15,041
Jiangsu Kanion Pharmaceutical, Cl A	1,151	5,139
Jiangsu Yuyue Medical Equipment & Supply, Cl A	661	3,122
Jilin Aodong Medicine Industry Groups, Cl A	2,483	7,583
Joincare Pharmaceutical Group Industry, Cl A(A)(B)	2,000	2,049
Kangmei Pharmaceutical, Cl A	5,177	13,509
Livzon Pharmaceutical Group, Cl A(A)(B)	358	3,078
North China Pharmaceutical, Cl A*	2,996	2,996
Searainbow Holding, Cl A*	2,494	8,742
Shandong Dong-E E-Jiao-A, Cl E	1,858	10,547
Shanghai Fosun Pharmaceutical Group, Cl A	3,779	11,720
Shanghai Kehua Bio-Engineering, Cl A	1,398	6,134
Shanghai Pharmaceuticals Holding, Cl A	2,769	6,697
Shanghai RAAS Blood Products, Cl A	1,000	7,136
Shenzhen Salubris Pharmaceuticals, Cl A	580	2,960
Shijiazhuang Yiling Pharmaceutical, Cl A	400	2,077
Shinva Medical Instrument, Cl A	900	5,484
Sichuan Kelun Pharmaceutical, Cl A	1,167	6,048
Tasly Pharmaceutical Group, Cl A	2,100	14,222
Tianjin ZhongXin Pharmaceutical Group, Cl A	766	1,899
Tonghua Dongbao Pharmaceutical, Cl A	2,365	5,381
Xizang Haisco Pharmaceutical Group, Cl A	767	2,743
Yunnan Baiyao Group, Cl A	1,875	15,658
Zhangzhou Pientzehuang Pharmaceutical, Cl A	199	2,684
Zhejiang Conba Pharmaceutical, Cl A	1,457	4,023
Zhejiang Hisun Pharmaceutical, Cl A	1,491	4,172
Zhejiang Huahai Pharmaceutical, Cl A	1,600	3,380
Zhejiang Medicine, Cl A	2,062	3,698
Zhejiang NHU, Cl A	1,764	4,333
Zhongyuan Union Stem Cell Bioengineering, Cl A*	880	5,157
		279,818

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 17.2%
Air China, Cl A	6,155	$4,000
AVIC Aircraft, Cl A(A)(B)	4,399	11,314
Avic Heavy Machinery, Cl A	1,582	6,725
Beijing New Building Material, Cl A	900	2,800
Beijing Orient Landscape, Cl A	1,319	4,045
Beijing SPC Environmental Protection Tech, Cl A	852	2,948
China Aerospace Times Electronics, Cl A*	2,868	7,315
China Avic Electronics, Cl A	1,267	5,522
China Baoan Group, Cl A	4,746	10,273
China CAMC Engineering, Cl A	963	3,041
China CNR, Cl A	13,204	11,334
China COSCO Holdings, Cl A*	8,400	5,555
China CSSC Holdings, Cl A	1,468	8,703
China Eastern Airlines, Cl A*	6,207	3,094
China First Heavy Industries, Cl A	8,428	4,956
China Gezhouba Group, Cl A	6,831	5,307
China International Marine Containers Group, Cl A	2,883	7,246
China National Chemical Engineering, Cl A	5,381	5,715
China Railway Construction, Cl A	9,414	8,020
China Railway Erju, Cl A	2,690	2,594
China Railway Group, Cl A	18,815	9,592
China Railway Tielong Container Logistics, Cl A	3,290	3,360
China Shipbuilding Industry, Cl A	16,132	17,237
China Shipping Container Lines, Cl A*	8,652	4,481
China Shipping Development, Cl A	2,277	2,062
China Southern Airlines, Cl A	9,033	4,384
China Spacesat, Cl A	2,190	8,557
China State Construction Engineering, Cl A	44,031	24,312
China XD Electric, Cl A	4,713	3,639
CMST Development, Cl A	3,402	5,070
CPT Technology Group, Cl A	721	2,567
CSR, Cl A	12,955	11,099
Daqin Railway, Cl A	19,085	24,184
Dazhong Transportation Group, Cl A	2,690	3,387
Dongfang Electric, Cl A	2,364	5,583
East China Engineering Science and Technology, Cl A	654	1,960
Fangda Carbon New Material, Cl A	2,785	4,840
Fujian Expressway Development, Cl A	4,977	2,221
Fujian Longking, Cl A	1,155	5,021
Guangdong Guangzhou Daily Media, Cl A	872	2,691
Guangshen Railway, Cl A	11,439	5,534
Guangxi Liugong Machinery, Cl A	2,697	3,128

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Guangzhou Baiyun International Airport, Cl A	1,700	$2,312
Guangzhou Shipyard International, Cl A(A)(B)	3,300	9,213
Hafei Aviation Industry, Cl A	500	2,867
Hainan Airlines, Cl A	19,492	6,509
Han’s Laser Technology, Cl A	2,696	8,585
Henan Pinggao Electric, Cl A	2,300	5,155
Jiangsu Yueda Investment, Cl A	2,267	3,992
Jiangsu Zhongtian Technologies, Cl A	2,100	5,514
Jiangsu Zongyi, Cl A*	2,574	4,440
Jiangxi Ganyue Expressway, Cl A	4,304	2,384
Jiangxi Hongdu Aviation Industry, Cl A	1,273	5,615
Jihua Group, Cl A	4,200	2,859
Keda Clean Energy, Cl A	1,856	5,777
Luxshare Precision Industry, Cl A	690	3,681
Meidu Holding, Cl A	4,100	4,341
Mesnac, Cl A	1,977	3,961
Metallurgical Corp of China, Cl A	14,916	6,317
Minmetals Development, Cl A	1,600	3,216
NARI Technology Development, Cl A	4,901	13,674
Ningbo Port, Cl A	7,000	3,877
Ningbo Yunsheng Group, Cl A	1,100	3,035
North Navigation Control Technology, Cl A	1,400	5,655
Orient Group, Cl A	4,601	5,321
Palm Landscape Architecture, Cl A	664	2,106
Power Construction Corp of China, Cl A	24,258	11,537
Rizhao Port, Cl A	4,467	2,612
Sany Heavy Industry, Cl A	11,197	10,669
Shanghai Construction, Cl A	4,045	3,288
Shanghai International Airport, Cl A	3,469	8,509
Shanghai International Port Group, Cl A(A)(B)	7,475	6,453
Shanghai Mechanical and Electrical Industry, Cl A	1,161	3,570
Shanghai Tunnel Engineering, Cl A	3,840	3,815
Shanghai Waigaoqiao Free Trade Zone Development, Cl A	683	3,307
Shanghai Zhenhua Heavy Industries, Cl A*	5,582	4,055
Shanghai Zhixin Electric, Cl A(A)(B)	2,300	4,664
Shanxi Coal International Energy Group, Cl A	2,463	1,902
Shenzhen Yantian Port Holding, Cl A	2,500	2,671
Shuangliang Eco-Energy Systems, Cl A	1,167	2,062
Sieyuan Electric, Cl A	1,400	2,697
Sinochem International, Cl A	2,719	3,556
Sinoma International Engineering, Cl A	1,554	2,060
Sinotrans Air Transportation Development, Cl A	1,200	3,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Suzhou Gold Mantis Construction Decoration, Cl A	2,917	$9,203
Taiyuan Heavy Industry, Cl A	5,799	4,052
TBEA, Cl A	9,300	15,102
Tian Di Science & Technology, Cl A	1,500	2,736
Tianjin Capital Environmental Protection Group, Cl A	1,352	1,947
Tianjin Port, Cl A	2,777	4,885
Tianjin Teda, Cl A	3,500	2,845
Weichai Power, Cl A	3,057	10,098
XCMG Construction Machinery, Cl A	2,970	4,301
Xi’ An Aero-Engine, Cl A	1,765	8,544
Xiamen C & D, Cl A	5,682	5,942
Xi’An Shaangu Power, Cl A	1,770	1,995
Xinjiang Goldwind Science & Technology, Cl A	5,166	9,845
XJ Electric, Cl A	2,200	7,489
Zhefu Holding Group, Cl A*	3,600	4,316
Zhejiang Dun’An Artificial Environment, Cl A	1,366	2,009
Zhengzhou Coal Mining Machinery Group, Cl A	2,792	3,252
Zhengzhou Yutong Bus, Cl A	2,981	8,851
Zoomlion Heavy Industry Science and Technology, Cl A	13,777	10,973
		594,757
Information Technology — 6.1%
Aisino, Cl A	1,900	7,795
Beijing Shiji Information Technology, Cl A	300	3,429
Beijing Zhongke Sanhuan High-Tech, Cl A	2,470	6,529
Besttone Holdings, Cl A	665	2,203
BOE Technology Group, Cl A*	31,055	12,342
Datang Telecom Technology, Cl A*	1,100	3,286
DHC Software, Cl A(A)(B)	2,260	6,247
Dongxu Optoelectronic Technology, Cl A*	2,168	2,850
Eastern Communications, Cl A	1,377	2,321
Fiberhome Telecommunication Technologies, Cl A	1,565	4,028
Glodon Software, Cl A	1,041	4,624
GRG Banking Equipment, Cl A	1,274	3,800
Guangzhou Haige Communications Group, Cl A	2,375	6,801
Hangzhou Hikvision Digital Technology, Cl A	4,367	13,707
Hundsun Technologies, Cl A	1,668	11,460
Iflytek, Cl A	1,864	9,503
Inspur Electronic Information Industry, Cl A	852	5,638
Neusoft, Cl A	2,498	6,412
People.cn, Cl A	588	4,695
Sanan Optoelectronics, Cl A	3,546	8,918
Shanghai Aerospace Automobile Electromechanical, Cl A	2,475	4,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shanghai DZH, Cl A*(A)(B)	2,100	$2,045
Shengyi Technology, Cl A	3,074	3,845
Shenzhen Kaifa Technology, Cl A	2,192	2,342
Shenzhen Laibao Hi-tech, Cl A	1,654	3,570
Shenzhen O-film Tech, Cl A	1,900	7,403
Taiji Computer, Cl A	500	3,825
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A*	1,100	3,938
Tongfang Guoxin Electronics, Cl A	765	4,214
Tsinghua Tongfang, Cl A	5,565	9,545
Wuhan Guide Infrared, Cl A	700	2,668
YGSOFT, Cl A	1,081	3,682
Yonyou Software, Cl A	1,865	5,070
Zhejiang Chint Electrics, Cl A	894	3,685
Zhejiang Dahua Technology, Cl A	1,900	8,532
ZTE, Cl A	6,200	15,309
		210,498
Materials — 9.1%
Advanced Technology & Materials, Cl A	1,864	3,176
Aluminum Corp of China, Cl A*	8,810	5,568
Anhui Conch Cement, Cl A	6,580	18,412
Baoshan Iron & Steel, Cl A	12,100	8,553
BBMG, Cl A	2,567	2,768
Beijing Kangde Xin Composite Material, Cl A	2,100	10,645
Chenzhou Mining Group, Cl A	2,200	3,214
China Hainan Rubber Industry Group, Cl A	3,593	4,898
China Minmetals Rare Earth, Cl A*	1,568	6,089
China Nonferrous Metal Industry’s Foreign Engineering and Construction, Cl A	2,198	4,146
CSG Holding, Cl A	4,063	5,215
Guangdong Guanhao High-Tech, Cl A	2,202	4,171
Hebei Iron & Steel, Cl A	13,598	5,050
Henan Zhongfu Industry, Cl A	2,882	2,530
Huaxin Cement, Cl A	1,628	2,042
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	4,896	17,392
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	2,281	3,128
Inner Mongolian Baotou Steel Union, Cl A	29,496	13,404
Jiangxi Copper, Cl A	2,988	6,726
Jilin Ji En Nickel Industry, Cl A	1,152	2,891
Jilin Yatai Group, Cl A	5,583	4,483
Jinduicheng Molybdenum, Cl A	2,966	4,155
Kingfa Sci & Tech, Cl A	5,600	4,807
Lianhe Chemical Technology, Cl A	1,648	4,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Luxin Venture Capital Group, Cl A	792	$2,218
Maanshan Iron & Steel, Cl A*	8,678	2,799
Org Packaging, Cl A	994	3,690
Pangang Group Vanadium Titanium & Resources, Cl A	12,608	5,545
Pengxin International Mining, Cl A*	2,400	6,661
Qinghai Salt Lake Industry, Cl A	1,500	4,471
Rising Nonferrous Metals Share, Cl A*	498	3,575
Shandong Chenming Paper Holdings, Cl A	3,465	2,856
Shandong Gold Mining, Cl A(A)(B)	2,562	6,906
Shandong Hualu Hengsheng Chemical, Cl A	1,888	2,614
Shandong Humon Smelting, Cl A*	765	1,876
Shandong Nanshan Aluminum, Cl A	4,278	4,662
Shanxi Taigang Stainless Steel, Cl A	7,280	3,676
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	4,864	6,069
Sichuan Hongda, Cl A*	3,000	2,800
Sinopec Shanghai Petrochemical, Cl A	6,687	4,215
Tangshan Jidong Cement, Cl A	1,698	2,453
Tangshan Sanyou Chemical Industries, Cl A	3,429	3,558
Tongling Nonferrous Metals Group, Cl A	2,600	4,828
Wanhua Chemical Group, Cl A	3,992	11,255
Western Mining, Cl A	5,676	6,102
Wuhan Iron & Steel, Cl A	12,851	4,856
Xiamen Tungsten, Cl A	969	4,744
Xinjiang Zhongtai Chemical, Cl A	3,100	3,848
Xinxing Ductile Iron Pipes, Cl A	6,658	4,891
Yunnan Chihong Zinc & Germanium, Cl A(A)(B)	2,961	5,011
Yunnan Copper Industry, Cl A*	2,300	3,889
Yunnan Lincang Xinyuan Germanium Industrial, Cl A	1,176	2,743
Yunnan Tin, Cl A	1,700	4,679
Yunnan Yuntianhua, Cl A	1,185	1,783
Zhejiang Juhua, Cl A	3,016	3,090
Zhejiang Longsheng Group, Cl A	3,869	9,780
Zhejiang Runtu, Cl A	1,290	3,820
Zhongjin Gold, Cl A	5,398	7,517
Zhuzhou Times New Material Technology, Cl A	1,500	2,734
Zijin Mining Group, Cl A	26,064	10,528
		314,446
Telecommunication Services — 0.8%
China United Network Communications, Cl A	31,122	18,148
Dr Peng Telcom & Media Group, Cl A	4,081	11,180
		29,328

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.3%
Beijing Capital, Cl A	3,168	$3,973
Chengdu Xingrong Investment, Cl A	6,632	6,125
China Yangtze Power, Cl A	15,052	19,368
CPI Yuanda Environmental-Protection Group, Cl A	700	2,553
GD Power Development, Cl A	25,284	10,625
Guangdong Baolihua New Energy Stock, Cl A	4,393	3,542
Guangdong Electric Power Development, Cl A	1,976	1,661
Guangdong Golden Dragon Development, Cl A	1,500	4,322
Guangzhou Development Group, Cl A	2,468	2,239
Huadian Power International, Cl A	6,475	4,250
Huaneng Power International, Cl A	7,660	7,648
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	7,419	3,734
SDIC Power Holdings, Cl A	12,415	14,013
Shanghai Dazhong Public Utilities Group, Cl A	4,483	4,191
Shanghai Electric Power, Cl A	2,382	1,967
Shenergy, Cl A	8,286	6,411
Shenzhen Energy Group, Cl A	2,900	3,387
Sichuan Chuantou Energy, Cl A	2,596	7,510
Sound Environmental, Cl A	1,664	6,459
		113,978
TOTAL COMMON STOCK (Cost $3,001,918)		3,393,262
TOTAL INVESTMENTS — 98.1% (Cost $3,001,918)		$3,393,262

Percentages are based on Net Assets of $3,458,149

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are used for reporting.
*	Non-income producing security.
Cl —	Class
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2014, was $116,094 and represents 3.4% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2014 was $116,094 and represented 3.4% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$365,125	$—	$38,146	$403,271
Consumer Staples	227,756	—	5,015	232,771
Energy	131,537	—	2,659	134,196
Financials	1,066,905	—	13,294	1,080,199
Health Care	274,691	—	5,127	279,818
Industrials	563,113	—	31,644	594,757
Information Technology	202,206	—	8,292	210,498
Materials	302,529	—	11,917	314,446
Telecommunication Services	29,328	—	—	29,328
Utilities	113,978	—	—	113,978
Total Investments in Securities	$3,277,168	$—	$116,094	$3,393,262

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of April 1, 2014	$90,145
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	116,094
Transfer out of Level 3	(90,145)
Ending balance as of September 30, 2014	$116,094
Changes in unrealized gains (losses) included in earnings
Related to securities held at reporting date	$—

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2014, there have been no transfers between Level 2 and Level 3 investments

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares Bosera MSCI China A Share ETF

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of September 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset Sub Category	Fair Value as of September 30, 2014	Valuation Technique (All are Fair Valued – Level 3)	Unobservable Inputs	Ranges (Average)
Common Stock	$116,094	Discount/Premium from the last close price	Discount/Premium from last traded price Comparability adjustment %	0.0% to 3.0%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 77.1%
Consumer Discretionary — 9.8%
500.com ADR, Cl A*	152	$5,127
Ajisen China Holdings	5,800	4,578
ANTA Sports Products	5,943	12,108
Baoxin Auto Group	4,490	3,365
Bosideng International Holdings	28,137	4,058
Byd, Cl H	4,309	28,606
China Distance Education Holdings ADR	99	1,387
China Dongxiang Group	21,938	4,125
China National Culture Group*	22,000	703
Ctrip.com International ADR*	948	53,809
Dongfeng Motor Group, Cl H	20,758	34,111
E-Commerce China Dangdang ADR, Cl A*	261	3,184
Golden Eagle Retail Group	3,367	3,915
Goodbaby International Holdings	5,502	2,374
Great Wall Motor, Cl H	6,974	27,078
Guangzhou Automobile Group, Cl H	15,135	14,638
Hisense Kelon Electrical Holdings, Cl A*	3,121	3,288
Home Inns & Hotels Management ADR*	226	6,552
Intime Retail Group	7,519	6,391
Kandi Technologies Group*	184	2,390
Li Ning*	4,772	2,520

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group*	1,074	$24,917
Parkson Retail Group	11,029	3,196
Qunar Cayman Islands ADR*	256	7,079
Shenzhou International Group Holdings	3,378	10,875
SinoMedia Holding	374	228
Vipshop Holdings ADR*	237	44,795
VisionChina Media ADR*	13	146
Zhongsheng Group Holdings	5,444	5,833
		321,376
Consumer Staples — 5.0%
China Child Care	5,126	1,135
China Yurun Food Group*	10,826	4,782
Labixiaoxin Snacks Group	3,059	429
Sun Art Retail Group	18,359	20,759
Tingyi Cayman Islands Holding	15,497	40,713
Tsingtao Brewery, Cl H	1,886	13,431
Uni-President China Holdings	8,141	8,136
Want Want China Holdings	55,872	69,650
Yashili International Holdings	7,892	2,144
YuanShengTai Dairy Farm*	18,000	2,898
		164,077
Health Care — 4.0%
Consun Pharmaceutical Group	3,000	2,627
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	1,296	4,440
Jintian Pharmaceutical Group	5,000	2,080
Mindray Medical International ADR	673	20,298
Phoenix Healthcare Group	2,000	3,173
Shandong Weigao Group Medical Polymer, Cl H	12,204	12,070
Shanghai Fosun Pharmaceutical Group, Cl H	2,041	6,584
Shanghai Pharmaceuticals Holding, Cl H	3,124	7,636
Sihuan Pharmaceutical Holdings Group	34,024	25,501
Sinopharm Group, Cl H	6,487	23,725
Tong Ren Tang Technologies, Cl H	3,542	4,890
WuXi PharmaTech Cayman*	469	16,424
		129,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Industrials — 7.7%
51job ADR*	142	$4,250
Air China, Cl H	16,141	10,206
AviChina Industry & Technology, Cl H	15,314	10,946
Beijing Capital International Airport, Cl H	10,538	8,061
China Communications Construction, Cl H	31,333	22,597
China Conch Venture Holdings	6,500	12,707
China COSCO Holdings, Cl H	17,214	7,138
China Eastern Airlines, Cl H*	11,141	3,587
China International Marine Containers Group, Cl H	4,914	10,138
China Lesso Group Holdings	7,401	3,689
China Machinery Engineering, Cl H	6,577	3,769
China Railway Construction, Cl H	14,575	13,252
China Railway Group, Cl H	28,023	14,868
China Rongsheng Heavy Industries Group Holdings*(A)(B)	8,021	1,333
China Shipping Container Lines, Cl H*	24,187	6,510
China Shipping Development, Cl H	9,401	5,896
China Southern Airlines, Cl H	15,323	5,012
CSR	13,349	11,741
Dongfang Electric, Cl H	2,086	3,756
First Tractor, Cl H	2,029	1,414
Fosun International	13,357	16,032
Guodian Technology & Environment Group, Cl H	7,833	1,594
Haitian International Holdings	4,569	10,379
Harbin Electric, Cl H	4,073	2,449
Jiangsu Expressway, Cl H	6,294	6,639
JinkoSolar Holding ADR*	134	3,684
Shanghai Electric Group, Cl H	16,542	8,798
Sinotrans, Cl H	10,000	7,263
Weichai Power, Cl H	3,270	11,812
Zhejiang Expressway, Cl H	7,482	7,602
Zhuzhou CSR Times Electric, Cl H	4,194	16,203
		253,325
Information Technology — 43.9%
21Vianet Group ADR*	402	7,236
58.com ADR*	227	8,456
AAC Technologies Holdings	5,036	29,250
Autohome ADR*	141	5,924
Baidu ADR*	2,510	547,757
BitAuto Holdings ADR*	151	11,778
Canadian Solar*	282	10,087
Forgame Holdings*	300	573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hanwha SolarOne ADR*	85	$199
HC International*	2,000	3,585
Hollysys Automation Technologies*	231	5,195
JA Solar Holdings ADR*	340	3,145
Kingsoft	5,283	12,559
NetEase ADR	509	43,601
Perfect World	186	3,663
Qihoo 360 Technology ADR*	603	40,685
Semiconductor Manufacturing International*	168,562	17,366
SINA*	450	18,513
Sohu.com*	196	9,845
SouFun Holdings ADR	1,341	13,343
Sungy Mobile ADR*	81	528
Tencent Holdings	40,045	595,639
Trigiant Group	6,000	1,646
Trina Solar ADR*	487	5,878
Xinjiang Goldwind Science & Technology, Cl H	2,867	4,918
Yingli Green Energy Holding ADR*	934	2,905
Youku Tudou ADR*	910	16,307
YY ADR*	227	17,000
		1,437,581
Materials — 4.0%
Aluminum Corp of China, Cl H*	25,141	10,231
Angang Steel, Cl H	8,233	5,195
Anhui Conch Cement, Cl H	8,968	28,642
BBMG, Cl H	8,010	5,549
China BlueChemical, Cl H	14,566	6,321
China Hongqiao Group	7,083	5,318
China Lumena New Materials*(A)(B)	28,720	2,922
China Molybdenum, Cl H	7,681	4,679
China National Building Material, Cl H	21,152	19,177
China Shanshui Cement Group	15,572	5,555
Dongyue Group	9,099	3,410
Jiangxi Copper, Cl H	9,797	16,124

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Materials — continued
Maanshan Iron & Steel, Cl H	13,983	$3,044
Sinopec Yizheng Chemical Fibre, Cl H	15,343	7,153
Yingde Gases Group	6,702	6,335
		129,655
Utilities — 2.7%
Beijing Jingneng Clean Energy, Cl H	9,682	4,152
China Datang Renewable Power, Cl H	19,558	2,569
China Longyuan Power Group, Cl H	24,012	23,470
China Suntien Green Energy	28,000	6,995
ENN Energy Holdings	5,352	35,013
Huadian Fuxin Energy, Cl H	15,340	8,989
Huaneng Renewables, Cl H	24,263	7,968
		89,156
TOTAL CHINA		2,524,618
HONG KONG — 22.5%
Consumer Discretionary — 5.6%
Alibaba Pictures Group*(A)(B)	40,000	7,469
Belle International Holdings	33,799	37,999
Brilliance China Automotive Holdings	21,174	36,975
China LotSynergy Holdings	40,000	3,554
China ZhengTong Auto Services Holdings	5,698	3,331
Daphne International Holdings	9,826	4,973
Fu Shou Yuan International Group	7,000	3,669
Geely Automobile Holdings	39,138	16,381
GOME Electrical Appliances Holding	68,767	11,159
Haier Electronics Group	6,526	17,103
Hengdeli Holdings	16,637	2,657
Man Wah Holdings	2,400	3,530
Minth Group	4,178	8,092
Paradise Entertainment	4,000	1,484
Skyworth Digital Holdings	15,388	7,986
TCL Multimedia Technology Holdings	5,924	2,105
Xinchen China Power Holdings*	4,495	2,385
Xinyi Glass Holdings	21,219	13,253
		184,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.0%
Biostime International Holdings	1,209	$3,760
China Agri-Industries Holdings	19,255	7,315
China Foods	8,630	3,412
China Huishan Dairy Holdings	40,000	8,860
China Mengniu Dairy	11,175	46,052
China Modern Dairy Holdings*	17,102	7,929
China Resources Enterprise	8,041	19,033
Hengan International Group	5,911	58,120
NVC Lighting Holding(A)(B)	14,305	3,261
Vinda International Holdings	2,960	4,467
		162,209
Health Care — 1.4%
Beijing Tong Ren Tang Chinese Medicine	1,723	2,321
China Medical System Holdings	6,105	10,441
China Traditional Chinese Medicine	9,973	5,009
CSPC Pharmaceutical Group	11,071	9,167
Sino Biopharmaceutical	20,370	20,278
		47,216
Industrials — 5.6%
Beijing Enterprises Holdings	3,015	25,840
Bolina Holding	4,000	1,576
China Everbright International	18,453	24,429
China High Speed Transmission Equipment Group	8,310	6,753
China Merchants Holdings International	9,130	28,218
China Singyes Solar Technologies Holdings	3,238	5,754
China State Construction International Holdings	13,140	19,528
China WindPower Group*	40,000	3,194
CIMC Enric Holdings	6,473	6,469
CITIC Pacific	13,332	22,251
Freetech Road Recycling Technology Holdings	4,446	985
Kerry Logistics Network	4,500	7,012
Lonking Holdings	24,125	4,350
Shanghai Industrial Holdings	4,086	12,103
Shenzhen International Holdings	7,393	10,092
Zoomlion Heavy Industry Science and Technology	10,599	6,183
		184,737

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.7%
Anxin-China Holdings	12,158	$1,237
Boyaa Interactive International	1,000	989
Comtec Solar Systems Group*	6,034	1,096
GCL-Poly Energy Holdings	69,032	25,337
Shunfeng Photovoltaic International*	6,000	5,416
Sunny Optical Technology Group	5,869	8,707
V1 Group	21,133	2,150
Xinyi Solar Holdings	30,000	9,852
		54,784
Materials — 1.4%
China Resources Cement Holdings	13,329	9,132
Huabao International Holdings	16,528	12,750
Lee & Man Paper Manufacturing	14,139	7,174
MMG	11,872	4,159
Nine Dragons Paper Holdings	12,980	9,344
Sinofert Holdings	15,638	2,215
		44,774
Utilities — 1.8%
China Gas Holdings	17,330	28,745
China Oil & Gas Group	39,814	6,409
China Resources Gas Group	5,317	14,380
CT Environmental Group	2,000	1,710
Towngas China	8,000	8,572
		59,816
TOTAL HONG KONG		737,641
TOTAL COMMON STOCK (Cost $2,533,472)		3,262,259

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

	Face Amount(1)	Value
TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 10/01/14	10,571	$10,571
0.005%, 10/01/14 HKD	6,498	837
TOTAL TIME DEPOSITS (Cost $11,408)		11,408
TOTAL INVESTMENTS — 100.0% (Cost $2,544,880)		$3,273,667
Percentages are based on Net Assets of $3,275,068

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are used for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
ADR —	American Depositary Receipt
Cl —	Class
HKD —	Hong Kong Dollar
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of September 30, 2014, was $14,985 and represents 0.5% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of September 30, 2014 was $14,985 and represented 0.5% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF)

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3*	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$321,376	$—	$—	$321,376
Consumer Staples	164,077	—	—	164,077
Health Care	129,448	—	—	129,448
Industrials	251,992	—	1,333	253,325
Information Technology	1,437,581	—	—	1,437,581
Materials	126,733	—	2,922	129,655
Utilities	89,156	—	—	89,156
Hong Kong
Consumer Discretionary	176,636	—	7,469	184,105
Consumer Staples	158,948	—	3,261	162,209
Health Care	47,216	—	—	47,216
Industrials	184,737	—	—	184,737
Information Technology	54,784	—	—	54,784
Materials	44,774	—	—	44,774
Utilities	59,816	—	—	59,816
Total Common Stock	3,247,274	—	14,985	3,262,259
Time Deposits	—	11,408	—	11,408
Total Investments in Securities	$3,247,274	$11,408	$14,985	$3,273,667

*	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2014, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 97.5%
Consumer Discretionary — 24.5%
500.com ADR, Cl A*	57,964	$1,955,126
Ctrip.com International ADR*	137,263	7,791,048
E-Commerce China Dangdang ADR, Cl A*	101,046	1,232,761
eLong ADR*	18,115	372,807
JD.com ADR*	319,709	8,254,886
LightinTheBox Holding ADR*	59,638	372,738
Qunar Cayman Islands ADR*	84,492	2,336,204
Vipshop Holdings ADR*	30,140	5,696,761
		28,012,331
Industrials — 1.5%
51job ADR*	57,740	1,728,158
Information Technology — 71.5%
21Vianet Group ADR*	161,395	2,905,110
58.com ADR*	81,607	3,039,861
Autohome ADR*	52,454	2,203,593
Baidu ADR*	59,112	12,900,012
BitAuto Holdings ADR*	63,626	4,962,828
Changyou.com ADR*	27,530	658,793
China Binary Sale Technology*	220,000	36,548
China Finance Online ADR*	65,755	451,737
China Mobile Games & Entertainment Group ADR*	33,285	700,649
Forgame Holdings*	150,900	288,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Jiayuan.com International ADR	34,388	$225,585
Kingsoft	1,514,260	3,599,856
KongZhong ADR*	83,857	546,747
Ku6 Media ADR*	44,064	55,521
NetEase ADR	63,572	5,445,577
Pacific Online	740,000	396,440
Perfect World	80,546	1,585,951
Phoenix New Media ADR*	97,084	907,735
Qihoo 360 Technology ADR*	76,047	5,130,891
Renren ADR*	277,111	953,262
Shanda Games ADR*	198,570	1,298,648
SINA*	100,143	4,119,883
Sky-mobi ADR*	33,198	269,900
Sohu.com*	75,190	3,776,794
SouFun Holdings ADR	411,408	4,093,510
Sungy Mobile ADR*	44,003	286,899
Tencent Holdings	785,165	11,678,737
Youku Tudou ADR*	233,876	4,191,058
YY ADR*	67,324	5,041,894
		81,752,406
TOTAL CHINA		111,492,895
HONG KONG — 2.2%
Information Technology — 2.2%
Boyaa Interactive International	865,000	855,520
NetDragon Websoft	612,400	1,004,749
V1 Group	6,858,264	697,741
TOTAL HONG KONG		2,558,010
TOTAL COMMON STOCK (Cost $117,591,056)		114,050,905

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)	September 30, 2014
KraneShares CSI China Internet ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 10/01/14	290,769	$290,769
0.005%, 10/01/14 HKD	5,600	721
TOTAL TIME DEPOSITS (Cost $291,490)		291,490
TOTAL INVESTMENTS — 100.0% (Cost $117,882,546)		$114,342,395

Percentages are based on Net Assets of $114,309,474

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
ADR	— American Depositary Receipt
Cl	— Class
HKD	— Hong Kong Dollar

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$114,050,905	$—	$—	$114,050,905
Time Deposits	—	291,490	—	291,490
Total Investments in Securities	$114,050,905	$291,490	$—	$114,342,395

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2014, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)
September 30, 2014

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Assets:
Cost of Investments	$3,001,918	$2,544,880	$117,882,546
Cost of Foreign Currency	53,998	12,400	—
Investments at Value	$3,393,262	$3,273,667	$114,342,395
Foreign Currency at Value	54,078	155	—
Cash	13,188	—	—
Receivable for Capital Shares Sold	—	—	3,550,389
Dividend and Interest Receivable	—	3,326	—
Total Assets	3,460,528	3,277,148	117,892,784
Liabilities:
Payable for Investment Securities Purchased	—	—	3,523,096
Payable due to Investment Adviser	2,379	1,920	60,214
Payable to Custodian	—	160	—
Total Liabilities	2,379	2,080	3,583,310
Net Assets	$3,458,149	$3,275,068	$114,309,474
Net Assets Consist of:
Paid-in Capital	$3,461,496	$2,509,994	$118,515,276
Undistributed (Distributions in Excess of) Net Investment Income	9,760	1,084	(729,288)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(404,531)	35,209	63,637
Net Unrealized Appreciation (Depreciation) on Investments	391,344	728,787	(3,540,151)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	80	(6)	—
Net Assets	$3,458,149	$3,275,068	$114,309,474
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,002	50,000	3,300,000
Net Asset Value, Offering and Redemption Price Per Share	$34.58	$65.50	$34.64

The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)
For the period ended September 30, 2014

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$81,424	$31,988	$212,952
Interest Income	356	1	18
Less: Foreign Taxes Withheld	(8,525)	(1,210)	(22,067)
Total Investment Income	73,255	30,779	190,903
Advisory Fees	26,924	11,165	281,066
Total Expenses	26,924	11,165	281,066
Advisory Fee Waiver	(1,835)	–	–
Net Investment Income (Loss)	48,166	19,614	(90,163)
Net Realized Gain (Loss) on:
Investments(1)	(432,223)	17,667	239,601
Foreign Currency Transactions	28,788	(2)	(120)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(403,435)	17,665	239,481
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	821,677	112,663	(6,768,781)
Foreign Currency Transactions	190	(6)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	821,867	112,657	(6,768,781)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	418,432	130,322	(6,529,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	$466,598	$149,936	$(6,619,463)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2014 (unaudited)	Period Ended March 31, 2014(1)
Operations:
Net Investment Income (Loss)	$48,166	$(6,951)
Net Realized Loss on Investments and Foreign Currency Transactions	(403,435)	(32,551)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	821,867	(430,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	466,598	(469,945)
Capital Share Transactions:
Issued	34,436	12,036,060
Redeemed	(8,609,000)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,574,564)	12,036,060
Total Increase (Decrease) in Net Assets	(8,107,966)	11,566,115
Net Assets:
Beginning of Period	11,566,115	—
End of Period	$3,458,149	$11,566,115
Undistributed Net Investment Income/Accumulated Net Investment Loss	$9,760	$(38,406)
Share Transactions:
Issued	—	400,002
Redeemed	(300,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	400,002

(1)	Commenced operations on March 4, 2014.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI New China ETF
	Period Ended September 30, 2014 (unaudited)	Period Ended March 31, 2014(1)
Operations:
Net Investment Income (Loss)	$19,614	$(4,932)
Net Realized Gain on Investments and Foreign Currency Transactions	17,665	697,984
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	112,657	616,124
Net Increase in Net Assets Resulting from Operations	149,936	1,309,176
Dividends and Distributions from:
Net Investment Income	(17,544)	—
Net Realized Gains	—	—
Total Dividends and Distributions	(17,544)	—
Capital Share Transactions:
Issued	—	5,000,050
Redeemed	—	(3,166,550)
Increase in Net Assets from Capital Share Transactions	—	1,833,500
Total Increase in Net Assets	132,392	3,142,676
Net Assets:
Beginning of Period	3,142,676	—
End of Period	$3,275,068	$3,142,676
Undistributed Net Investment Income/Accumulated Net Investment Loss	$1,084	$(986)
Share Transactions:
Issued	—	100,000
Redeemed	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	50,000

(1)	Commenced operations on July 22, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2014 (unuadited)	Period Ended March 31, 2014(1)
Operations:
Net Investment Loss	$(90,163)	$(14,302)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	239,481	(136,442)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(6,768,781)	3,228,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,619,463)	3,077,886
Dividends and Distributions from:
Net Investment Income	(596,577)	(28,550)
Net Realized Gains	—	(39,098)
Total Dividends and Distributions	(596,577)	(67,648)
Capital Share Transactions:
Issued	49,171,276	74,233,000
Redeemed	(4,889,000)	—
Increase in Net Assets from Capital Share Transactions	44,282,276	74,233,000
Total Increase in Net Assets	37,066,236	77,243,238
Net Assets:
Beginning of Period	77,243,238	—
End of Period	$114,309,474	$77,243,238
Distributions in Excess of Net Investment Income	$(729,288)	$(42,548)
Share Transactions:
Issued	1,300,000	2,150,000
Redeemed	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,150,000	2,150,000

(1)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Periods Ended September 30, 2014 (unaudited) and March 31, 2014
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)
KraneShares Bosera MSCI China A Share ETF
2014***	28.92	0.30	5.36	5.66	—	—	—	34.58	19.57	3,458	1.03†	1.10†	1.97 †	6††
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—	28.92	(3.60)	11,566	1.10†	1.10†	(0.84)†	—††
KraneShares CSI New China ETF(4)
2014***	62.85	0.39	2.61	3.00	(0.35)	—	(0.35)	65.50	4.79	3,275	0.68†	0.68†	1.19 †	7††
2014(2)	50.00	(0.06)	12.91	12.85	—	—	—	62.85	25.70	3,143	0.68†	0.68†	(0.15)†	7††
KraneShares CSI China Internet ETF
2014***	35.93	(0.04)	(0.96)	(1.00)	(0.29)	—	(0.29)	34.64	(2.80)	114,309	0.68†	0.68†	(0.22)†	26††
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	(0.10)	35.93	44.18	77,243	0.68†	0.68†	(0.09)†	8††

(1)	The Fund commenced operations on March 4, 2014.
(2)	The Fund commenced operations on July 22, 2013.
(3)	The Fund commenced operations on July 31, 2013.
(4)	Effective August 1st, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	For the six-month period ended September 30, 2014. All ratios for the period have been annualized.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2014, the Trust had six portfolios (three of which were operational). The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF (formerly, the KraneShares CSI China Five Year Plan ETF) and KraneShares CSI China Internet ETF (each a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF is diversified; while the KraneShares CSI New China ETF and KraneShares CSI China Internet ETF are non-diversified. Krane Funds Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The KraneShares Bosera MSCI China A Share ETF commenced operations on March 4, 2014. The KraneShares CSI New China ETF commenced operations on July 22, 2013. The KraneShares CSI China Internet ETF commenced operations on July 31, 2013.

Effective August 1st, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units (“Creation Units”). With respect to the KraneShares CSI New China ETF and KraneShares CSI China Internet ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF permits in kind consideration for the purchase of a Creation Unit, such Creation Unit will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees, and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A International Index
KraneShares CSI New China ETF	CSI Overseas China Five-Year Plan Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

As of September 30, 2014, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$116,094	3.40%
KraneShares CSI New China ETF	14,985	0.50

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the periods ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend Income generally recorded on the ex-dividend date. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income semi-annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). The maximum creation and redemption fees for the KraneShares CSI New China ETF is $8,000. The KraneShares Bosera MSCI China A Share ETF and the KraneShares CSI China Internet ETF have a standard creation and redemption fee of $6,000 and a variable fee. These fees are subject to adjustment from time to time by the Adviser.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The KraneShares Bosera MSCI China A Share ETF generally expects that Creation Units of the Fund issued and redeemed principally for cash. The following table discloses Creation Unit breakdown as of September 30, 2014:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A ETF(1)	$300,000	$—	$8,609,000	$12,000
KraneShares CSI China Internet ETF(2)	1,150,000	9,000	44,282,276	1,000

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 31, 2013.

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Concentration of Risk

Cash at September 30, 2014, is held in time deposits at Brown Brothers Harriman. Amounts may exceed federally insured limits.

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Funds’ investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	1.10%
KraneShares CSI New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%

Effective July 10, 2014, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares Bosera MSCI China A Share Fund’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.85% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2015. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to Krane or by Krane, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term, and subject to the consent of the Board of Trustees. In addition, the Expense Limitation Agreement will terminate if

Notes to Financial Statements (unaudited)

3. RELATED PARTY TRANSACTIONS – (continued)

the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Bosera Asset Management (International) Co., Ltd. (“Bosera”), an affiliate of the adviser, operating out of Hong Kong, serves as the Co-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

The Adviser and Co-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC serves as the investment sub-adviser to the KraneShares CSI New China ETF and KraneShares CSI China Internet ETF (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities on behalf of the KraneShares CSI New China Plan ETF and KraneShares CSI China Internet ETF, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the KraneShares CSI New China ETF and KraneShares CSI China Internet ETF, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board of Trustees.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A ETF(1)	$298,530	$8,801,566
KraneShares CSI New China ETF(2)	224,722	233,309
KraneShares CSI China Internet ETF(3)	16,370,165	17,047,557

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

For the period ended September 30, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares Bosera MSCI China A ETF(1)	$—	$—	$—
KraneShares CSI New China ETF(2)	—	—	—
KraneShares CSI China Internet ETF(3)	48,875,727	4,799,635	940,989

(1)	Commenced operations on March 4, 2014.
(2)	Commenced operations on July 22, 2013.
(3)	Commenced operations on July 31, 2013.

During the period ended September 30, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended March 31, 2014 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF 2014	$—	$—	$—	$—
KraneShares CSI New China ETF 2014	—	—	—	—
KraneShares CSI China Internet ETF 2014	67,648	—	—	67,648

Notes to Financial Statements (unaudited)

5. TAX INFORMATION – (continued)

As of March 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Undistributed Ordinary Income	$—	$17,544	$596,577
Qualified Late Year Losses	(39,502)	—	—
Unrealized Appreciation on Investments and Foreign Currency	(430,443)	615,138	2,413,661
Total Distributable Earnings (Accumulated Losses)	$(469,945)	$632,682	$3,010,238

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of March 31, 2014 there were no capital losses.

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2014 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Bosera MSCI China A Share ETF	$3,001,918	$432,427	$(41,083)	$391,344
KraneShares CSI New China ETF	2,544,880	856,065	(127,278)	728,787
KraneShares CSI China Internet ETF	117,882,546	8,161,668	(11,701,819)	(3,540,151)

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Industry Concentration Risk

In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly

Notes to Financial Statements (unaudited)

6. CONCENTRATION OF RISKS – (continued)

over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Correlation Risk

Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Non-Diversification Risk

The Funds are considered to be non-diversified, which means that it may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

7. OTHER

At September 30, 2014, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:  Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,195.70	1.03%	$5.67
Hypothetical 5% Return	1,000.00	1,019.90	1.03	5.22
KraneShares CSI New China ETF
Actual Fund Return	$1,000.00	$1,012.40	0.68%	$3.43
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$912.00	0.68%	$3.36
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period).

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at KraneShares.com

Notes

KraneShares Trust:
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019
1-855-857-2638
http://kraneshares.com/

Investment Adviser:
Krane Funds Advisors, LLC
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/Jonathan Krane
Jonathan Krane, Trustee and Principal
Executive Officer

Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal
Executive Officer

Date: December 5, 2014

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: December 5, 2014